Summary of Changes in Accumulated Other Comprehensive Income by Component (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Translation adjustments and other, tax effects	$ (8)	$ (165)	$ 205
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses), tax effects	54	127	(340)
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses), tax effects	244	(93)	726
Translation Adjustments and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Translation adjustments and other, tax effects	$ (8)	$ (165)	$ 205